Property and Equipment, Net (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	¥ 3,781	$ 548	¥ 2,727	¥ 2,441